INTANGIBLE ASSETS AND GOODWILL - Main assumptions used in the annual test (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Main assumptions used in the annual test
Conservative growth rate	3.00%
Argentina operation
Main assumptions used in the annual test
Discount rate	21.20%	17.10%
Chile operation
Main assumptions used in the annual test
Discount rate	8.10%	7.20%
Brazil operation
Main assumptions used in the annual test
Discount rate	10.90%	9.60%
Paraguay operation
Main assumptions used in the annual test
Discount rate	10.10%	9.10%
Minimum
Main assumptions used in the annual test
Perpetuity growth rate	1.00%
Maximum
Main assumptions used in the annual test
Conservative growth rate	7.00%
Perpetuity growth rate	2.50%